Weighted-Average Assumptions used to Determine Benefit Obligations (Detail)	Mar. 31, 2014		Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.40%		1.50%
Rate of compensation increase		[1]		[1]
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.10%		4.10%
Rate of compensation increase	3.10%		3.10%

[1]	Substantially all of Sony's Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.